Document And Entity Information	12 Months Ended
Sep. 30, 2020 shares
Cover [Abstract]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Origin Agritech LTD
Entity Central Index Key	0001321851
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Trading Symbol	SEED
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary Shares
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	5,466,633